Financial Investments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Investments

	Group
	2018 £m	2017 £m
Asset backed securities(1)		2,180
Debt securities:
– Available-for-sale(2)		8,772
– Held-to-maturity(3)		6,578
Available-for-sale equity securities(4)		81

		17,611

(1)	These were reclassified to ‘Other financial assets at amortised cost’ and ‘Other financial assets at fair value through profit or loss’ on adoption of IFRS 9. See Note 44.
(2)	These were reclassified to ‘Financial assets at FVOCI’ and ‘Other financial assets at fair value through profit or loss’ on adoption of IFRS 9. See Note 44.
(3)	These were reclassified to ‘Other financial assets at amortised cost’ on adoption of IFRS 9. See Note 44.
(4)	These were reclassified to ‘Other financial assets at fair value through profit or loss’ on adoption of IFRS 9. See Note 44.